Fair Value of Financial Instruments - Narrative (Details) $ in Millions	Jan. 31, 2023 USD ($)
Convertible Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross deferred finance charge, share lending arrangement	$ 12.4